Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
14.	Inventories
Inventories as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,914,250	(1,573)	4,912,677
Merchandises		1,733	—	1,733
Work-in-progress		220,110	—	220,110
Finished goods		96,390	(630)	95,760
Supplies		3,358,831	—	3,358,831
Inventories-in-transit		1,160,238	—	1,160,238
Other inventories		19,887	—	19,887

	￦	9,771,439	(2,203)	9,769,236

		2025
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	5,299,493	(670)	5,298,823
Merchandises		3,447	—	3,447
Work-in-progress		213,919	—	213,919
Finished goods		93,379	—	93,379
Supplies		3,564,892	—	3,564,892
Inventories-in-transit		962,337	—	962,337
Other inventories		15,927	—	15,927

	￦	10,153,394	(670)	10,152,724

The reversal of the allowance for loss on inventory valuation deducted from the cost of sales for the years ended December 31, 2023, 2024 and 2025 amounts to ￦ 9,974 million, ￦ 9,182 million and ￦ 6,477 million, respectively.
The amounts of loss from inventory valuation included in other gains, net for the years ended December 31, 2023, 2024 and 2025 were ￦ 9,936 million, ￦ 9,941 million and ￦ 4,944 million, respectively.